Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The following table provides a summary of the Company’s loan portfolio as of the dates indicated:

	As of December 31,
	2022	2021
	(In thousands)
Commercial and industrial	$3,150,946	$2,960,527
Commercial real estate	5,155,323	4,522,513
Commercial construction	336,276	222,328
Business banking	1,090,492	1,334,694
Residential real estate	2,460,849	1,926,810
Consumer home equity	1,187,547	1,100,153
Other consumer (2)	194,098	214,485
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	13,575,531	12,281,510
Allowance for loan losses (1)	(142,211)	(97,787)
Unamortized premiums, net of unearned discounts and deferred fees, net of costs	(13,003)	(26,442)
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	$13,420,317	$12,157,281
(1)The Company adopted ASU 2016-13 on January 1, 2022 with a modified retrospective approach. Accordingly, at December 31, 2022 the allowance for loan losses was determined in accordance with ASC 326, “Financial Instruments-Credit Losses” and ASC 310, “Receivables,” as amended. At December 31, 2021 the allowance for loan losses was determined in accordance with ASC 450, “Contingencies” and ASC 310, “Receivables.”
(2)Automobile loans are included in the other consumer portfolio above and amounted to $18.1 million and $53.3 million at December 31, 2022 and December 31, 2021, respectively.

Financing Receivable, Allowance for Credit Loss
The following table summarizes the change in the allowance for loan losses by loan category for the year ended December 31, 2022:

	For the Year Ended December 31, 2022
	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Residential Real Estate	Consumer Home Equity	Other Consumer	Other	Total
	(In thousands)
Allowance for loan losses:
Beginning balance	$18,018	$52,373	$2,585	$10,983	$6,556	$3,722	$3,308	$242	$97,787
Cumulative effect of change in accounting principle (1)	11,533	(6,655)	1,485	6,160	13,489	1,857	(541)	(242)	27,086
Charge-offs	(269)	—	—	(2,292)	—	(1)	(2,269)	—	(4,831)
Recoveries	1,322	91	—	2,069	94	24	644	—	4,244
Provision (release)	(3,745)	8,921	3,015	(731)	7,990	852	1,623	—	17,925
Ending balance (2)	$26,859	$54,730	$7,085	$16,189	$28,129	$6,454	$2,765	$0	$142,211
(1)Represents the adjustment needed to reflect the cumulative day one impact pursuant to the Company’s adoption of ASU 2016-13 (i.e., cumulative effect adjustment related to the adoption of ASU 2016-13 as of January 1, 2022). The adjustment represents a $27.1 million increase to the allowance attributable to the change in accounting methodology for estimating the allowance for loan losses resulting from the Company’s adoption of the standard. The adjustment also includes the adjustment needed to reflect the day one reclassification of the Company’s PCI loan balances to PCD and the associated gross-up of $0.1 million, pursuant to the Company’s adoption of ASU 2016-13.
(2)The balance of accrued interest receivable excluded from amortized cost and the calculation of the allowance for loan losses amounted to $45.2 million at December 31, 2022.
The following table summarizes the change in allowance for loan losses by loan category for the year ended December 31, 2021:

	For the Year Ended December 31, 2021
	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Residential Real Estate	Consumer Home Equity	Other Consumer	Other	Total
	(In thousands)
Allowance for loan losses:
Beginning balance	$26,617	$54,569	$4,553	$13,152	$6,435	$3,744	$3,467	$494	$113,031
Charge-offs	(1,558)	(247)	—	(5,091)	(35)	(24)	(2,047)	—	(9,002)
Recoveries	935	4	—	1,524	122	185	674	—	3,444
(Release of) Provision	(7,976)	(1,953)	(1,968)	1,398	34	(183)	1,214	(252)	(9,686)
Ending balance	$18,018	$52,373	$2,585	$10,983	$6,556	$3,722	$3,308	$242	$97,787
The following table bifurcates the amount of loans and the allowance for loan losses allocated to each loan category based on the type of impairment analysis as of December 31, 2021:

	As of December 31, 2021
	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Residential Real Estate	Consumer Home Equity	Other Consumer	Other	Total
	(In thousands)
Allowance for loan losses ending balance:
Individually evaluated for impairment	$1,540	$—	$—	$450	$1,549	$270	$161	$—	$3,970
Acquired with deteriorated credit quality	5	298	—	—	243	—	—	—	546
Collectively evaluated for impairment	16,473	52,075	2,585	10,533	4,764	3,452	3,147	242	93,271
Total allowance for loan losses by group	$18,018	$52,373	$2,585	$10,983	$6,556	$3,722	$3,308	$242	$97,787
Loans ending balance:
Individually evaluated for impairment	$16,145	$3,520	$—	$12,060	$22,378	$3,922	$179	$—	$58,204
Acquired with deteriorated credit quality	19,028	47,553	—	—	3,058	—	—	—	69,639
Collectively evaluated for impairment	2,925,354	4,471,440	222,328	1,322,634	1,901,374	1,096,231	214,306	—	12,153,667
Total loans by group	$2,960,527	$4,522,513	$222,328	$1,334,694	$1,926,810	$1,100,153	$214,485	$—	$12,281,510

Financing Receivable Credit Quality Indicators
The following table details the amortized cost balances of the Company’s loan portfolios, presented by credit quality indicator and origination year as of December 31, 2022:

	2022	2021	2020	2019	2018	Prior	Revolving Loans	Revolving Loans Converted to Term Loans (1)	Total
	(In thousands)
Commercial and industrial
Pass	$778,144	$479,317	$415,990	$199,865	$100,716	$639,825	$473,148	$50	$3,087,055
Special Mention	2,298	1,307	7,267	4,841	147	—	1,196	670	17,726
Substandard	294	4,954	2,644	46	2,598	7,854	485	346	19,221
Doubtful	—	5,249	—	—	—	23	3,254	—	8,526
Loss	—	—	—	—	—	—	—	—	—
Total commercial and industrial	780,736	490,827	425,901	204,752	103,461	647,702	478,083	1,066	3,132,528

Commercial real estate
Pass	1,510,675	825,620	586,567	581,840	461,296	1,006,160	52,590	4,187	5,028,935
Special Mention	—	—	771	4,204	15,366	12,255	—	—	32,596
Substandard	—	—	2,621	19,796	24,532	34,883	8,000	—	89,832
Doubtful	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—
Total commercial real estate	1,510,675	825,620	589,959	605,840	501,194	1,053,298	60,590	4,187	5,151,363

Commercial construction
Pass	91,397	178,648	28,956	20,767	—	—	12,130	—	331,898
Special Mention	—	—	2,361	—	—	—	—	—	2,361
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—
Total commercial construction	91,397	178,648	31,317	20,767	—	—	12,130	—	334,259

Business banking
Pass	178,806	202,230	170,088	128,282	59,452	233,484	78,080	4,770	1,055,192
Special Mention	—	991	4,635	4,605	3,740	7,584	145	—	21,700

Substandard	—	3,482	1,424	2,663	570	7,505	2,230	221	18,095
Doubtful	—	—	—	181	—	70	—	—	251
Loss	—	—	—	—	—	—	—	—	—
Total business banking	178,806	206,703	176,147	135,731	63,762	248,643	80,455	4,991	1,095,238

Residential real estate
Current and accruing	761,442	696,959	382,262	99,494	66,702	434,720	—	—	2,441,579
30-89 days past due and accruing	4,652	5,470	1,245	2,762	2,951	11,646	—	—	28,726
Loans 90 days or more past due and still accruing	—	—	—	—	—	—	—	—	—
Non-accrual	—	—	144	1,491	1,015	7,100	—	—	9,750
Total residential real estate	766,094	702,429	383,651	103,747	70,668	453,466	—	—	2,480,055

Consumer home equity
Current and accruing	97,395	10,774	5,840	5,015	21,092	73,927	953,829	7,320	1,175,192
30-89 days past due and accruing	559	—	—	—	72	944	7,239	247	9,061
Loans 90 days or more past due and still accruing	—	—	—	—	—	—	—	—	—
Non-accrual	—	—	—	61	274	1,303	5,120	296	7,054
Total consumer home equity	97,954	10,774	5,840	5,076	21,438	76,174	966,188	7,863	1,191,307

Other consumer
Current and accruing	55,414	32,390	17,641	18,298	18,832	16,603	17,476	—	176,654
30-89 days past due and accruing	143	68	43	61	240	178	58	7	798
Loans 90 days or more past due and still accruing	—	—	—	—	—	—	—	—	—
Non-accrual	31	93	39	2	92	44	15	10	326
Total other consumer	55,588	32,551	17,723	18,361	19,164	16,825	17,549	17	177,778

Total	$3,481,250	$2,447,552	$1,630,538	$1,094,274	$779,687	$2,496,108	$1,614,995	$18,124	$13,562,528
(1)The amounts presented represent the amortized cost as of December 31, 2022 of revolving loans that were converted to term loans during the year ended December 31, 2022.
The following table details the internal risk-rating categories for the Company’s commercial and industrial, commercial real estate, commercial construction and business banking portfolios:

	As of December 31, 2021
Category	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Total
	(In thousands)
Unrated	$171,537	$4,378	$—	$696,629	$872,544
Pass	2,656,873	4,199,803	213,744	569,956	7,640,376
Special mention	70,141	104,517	1,889	50,085	226,632
Substandard	50,339	213,815	6,695	17,814	288,663
Doubtful	11,637	—	—	210	11,847
Loss	—	—	—	—	—
Total	$2,960,527	$4,522,513	$222,328	$1,334,694	$9,040,062

Financing Receivable, Past Due
The following tables show the age analysis of past due loans as of the dates indicated:

	As of December 31, 2022
	30-59 Days Past Due	60-89 Days Past Due	90 or More Days Past Due	Total Past Due	Current	Total Loans
	(In thousands)
Commercial and industrial	$1,300	$385	$2,074	$3,759	$3,128,769	$3,132,528
Commercial real estate	—	—	—	—	5,151,363	5,151,363
Commercial construction	—	—	—	—	334,259	334,259
Business banking	6,642	845	3,517	11,004	1,084,234	1,095,238
Residential real estate	25,877	3,852	6,456	36,185	2,443,870	2,480,055
Consumer home equity	8,262	1,108	6,525	15,895	1,175,412	1,191,307
Other consumer	634	170	320	1,124	176,654	177,778
Total	$42,715	$6,360	$18,892	$67,967	$13,494,561	$13,562,528

	As of December 31, 2021
	30-59 Days Past Due	60-89 Days Past Due	90 or More Days Past Due	Total Past Due	Current	Total Loans
	(In thousands)
Commercial and industrial	$45	$31	$1,672	$1,748	$2,958,779	$2,960,527
Commercial real estate	25,931	—	1,196	27,127	4,495,386	4,522,513
Commercial construction	—	—	—	—	222,328	222,328
Business banking	5,043	1,793	4,640	11,476	1,323,218	1,334,694
Residential real estate	17,523	3,511	5,543	26,577	1,900,233	1,926,810
Consumer home equity	3,774	1,510	4,571	9,855	1,090,298	1,100,153
Other consumer	1,194	548	889	2,631	211,854	214,485
Total	$53,510	$7,393	$18,511	$79,414	$12,202,096	$12,281,510

Financing Receivable, Nonaccrual
The following table presents information regarding non-accrual loans as of the dates indicated:

	As of December 31, 2022				As of December 31, 2021
	Non-Accrual Loans With ACL	Non-Accrual Loans Without ACL (3)	Total Non-Accrual Loans	Amortized Cost of Loans >90 DPD and Still Accruing (2)	Total Non-Accrual Loans (1)	Recorded Investment >90 DPD and Still Accruing
	(In thousands)
Commercial and industrial	$3,270	$10,707	$13,977	$—	$12,400	$—
Commercial real estate	—	—	—	—	—	1,196
Commercial construction	—	—	—	—	—	—
Business banking	5,844	1,653	7,497	—	8,230	—
Residential real estate	9,750	—	9,750	—	6,681	769
Consumer home equity	7,054	—	7,054	—	4,732	25
Other consumer	326	—	326	—	950	—
Total non-accrual loans	$26,244	$12,360	$38,604	$—	$32,993	$1,990
(1)The amounts presented represent the recorded investment balance of loans as of December 31, 2021.
(2)“DPD” indicated in the table above refers to “days past due.”
(3)The loans on non-accrual status and without an ACL as of December 31, 2022, were primarily comprised of collateral dependent loans for which the fair value of the underlying loan collateral exceeded the loan carrying value.

Financing Receivable, Troubled Debt Restructuring
The following table shows the TDR loans on accrual and non-accrual status as of the dates indicated:

	As of December 31, 2022
	TDRs on Accrual Status		TDRs on Non-accrual Status		Total TDRs
	Number of Loans	Balance of Loans	Number of Loans	Balance of Loans	Number of Loans	Balance of Loans
	(Dollars in thousands)
Commercial and industrial	2	$4,449	9	$11,317	11	$15,766
Business banking	11	4,124	22	2,101	33	6,225
Residential real estate	114	17,618	28	4,016	142	21,634
Consumer home equity	51	2,632	19	1,917	70	4,549
Other consumer	1	11	—	—	1	11
Total	179	$28,834	78	$19,351	257	$48,185

	As of December 31, 2021
	TDRs on Accrual Status		TDRs on Non-accrual Status		Total TDRs
	Number of Loans	Balance of Loans	Number of Loans	Balance of Loans	Number of Loans	Balance of Loans
	(Dollars in thousands)
Commercial and industrial	1	$3,745	6	$9,983	7	$13,728
Commercial real estate	1	3,520	—	—	1	3,520
Business banking	5	3,830	3	383	8	4,213
Residential real estate	121	19,119	27	3,015	148	22,134
Consumer home equity	67	3,104	16	818	83	3,922
Other consumer	2	18	—	—	2	18
Total (1)	197	$33,336	52	$14,199	249	$47,535
(1)The amounts presented in the table above represent the recorded investment balance of loans as of December 31, 2021.
The following tables show the modifications which occurred during the periods and the change in the recorded investment subsequent to the modifications occurring:

	For the Year Ended December 31,
	2022			2021			2020
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment (1)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment (1)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment (1)
	(Dollars in thousands)
Commercial and industrial	4	$5,415	$5,415	—	$—	$—	1	$140	$140
Commercial real estate	—	—	—	—	—	—	1	506	506
Business banking	30	2,779	2,798	—	—	—	6	1,642	1,642
Residential real estate	10	2,842	2,842	2	498	498	6	920	920
Consumer home equity	7	1,535	1,535	3	300	300	22	969	973
Other consumer	—	—	—	—	—	—	4	58	58
Total	51	$12,571	$12,590	5	$798	$798	40	$4,235	$4,239
(1)The post-modification balances represent the balance of the loan on the date of modification. These amounts may show an increase when modification includes capitalization of interest.
The following table shows the Company’s post-modification balance of TDRs listed by type of modification during the periods indicated:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Principal and interest deferred	$3,353	$—	$422
Extended maturity and interest only/principal deferred	2,997	—	427
Covenant modification	2,418	—	—
Interest only/principal deferred	1,499	—	1,305
Adjusted interest rate and extended maturity	1,088	—	—
Extended maturity	1,011	200	35
Court-ordered concession	—	396	1,995
Other	224	202	55
Total	$12,590	$798	$4,239
The following table shows the number of loans and the recorded investment amount of those loans, as of the respective date, that have been modified during the prior 12 months which have subsequently defaulted during the periods indicated. The Company considers a loan to have defaulted when it reaches 90 days past due or is transferred to non-accrual:

	For the Year Ended December 31,
	2022		2021		2020
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
	(Dollars in thousands)
Troubled debt restructurings that subsequently defaulted (1):
Consumer home equity	1	$988	—	$—	1	$40
Total	1	$988	—	$—	1	$40
(1)This table does not reflect any TDRs which were fully charged off, paid off, or otherwise settled during the period.

Schedule of Participating Mortgage Loans
The following table summarizes the Company’s loan participations:

	As of and for the Year Ended December 31,
	2022			2021
	Balance	Non-performing Loan Rate (%)	Gross Charge-offs	Balance	Non-performing Loan Rate (%)	Gross Charge-offs
	(Dollars in thousands)
Commercial and industrial	$1,024,131	0.83%	$—	$732,425	1.36%	$—
Commercial real estate	422,042	0.00%	—	362,898	0.00%	—
Commercial construction	96,134	0.00%	—	37,081	0.00%	—
Business banking	51	0.00%	3	98	0.00%	—
Total loan participations	$1,542,358	0.55%	$3	$1,132,502	0.88%	$—